LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the six months ended June 30, 2025 are as follows:

(Dollars in thousands)	2025
Right-of-use assets at January 1, 2025	$101,932
Additions	24,481
Disposals	(466)
Impairment	(970)
Exchange realignment	8,498
Depreciation of right-of-use assets	(6,258)
Right-of-use assets at June 30, 2025	$127,217

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the six months ended June 30, 2025 are as follows:

(Dollars in thousands)	2025
Carrying amount at January 1, 2025	$49,407
Additions	23,946
Accretion of interest recognized during the period	1,170
Payments	(3,210)
Exchange realignment	6,335
Carrying amount at June 30, 2025	$77,648
Analyzed into:
Current portion	$5,906
Non-current portion	$71,742
Carrying amount at June 30, 2025	$77,648